INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS - EBITDA and Earnings Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between Adjusted EBITDA and Income Loss Before Tax Expense :
Total segment adjusted EBITDA loss	$ (266.4)	$ (282.8)	$ (124.5)
Less: depreciation and amortization	(77.3)	(29.3)	(27.5)
Less: certain SBC expense	(44.9)	(12.9)	(6.0)
Less: one-off restructuring and other expenses	(52.1)	(2.5)
Add: interest income	63.6	3.3	1.0
Less: income / (loss) from equity method investments	0.4	(10.9)	(14.0)
Less: other loss, net	(17.3)	(4.3)	(7.9)
Net loss before income taxes	$ (394.0)	$ (339.4)	$ (178.9)
Geographic concentration risk | Revenue | US
Reconciliation between Adjusted EBITDA and Income Loss Before Tax Expense :
Concentration risk percentage	50.00%